Short-term Borrowings (Details) - TWD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about short term borrowings [Line Items]
Short-term Borrowings	$ 3,424,376	$ 526,723
Short term borrowings [Member] | Bottom of range [member]
Disclosure of detailed information about short term borrowings [Line Items]
Interest rate	3.62%	4.35%
Short term borrowings [Member] | Top of range [member]
Disclosure of detailed information about short term borrowings [Line Items]
Interest rate	4.35%	4.39%
Unsecured Borrowings [Member]
Disclosure of detailed information about short term borrowings [Line Items]
Short-term Borrowings	$ 3,424,376	$ 526,723
Unused Credit Facility [Member]
Disclosure of detailed information about short term borrowings [Line Items]
Unused credit facility	$ 35,866,924	$ 33,877,442